Interest and Finance Costs	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
17.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Interest on long-term debt	$1,645,490	$6,816,153	$9,826,795
Interest on long-term debt – related party (Note 4 (e))	204,167	—	—
Amortization and write-off of deferred finance charges	319,840	730,513	888,523
Other finance charges	179,490	134,816	544,325
Total	$2,348,987	$7,681,482	$11,259,643